UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-02633

Exact name of registrant as specified in charter:	First Variable Rate Fund

Address of principal executive offices	4550 Montgomery Avenue
Suite 1000N
Bethesda, MD 20814

Name and address of agent for service:	Ivy Wafford Duke
4550 Montgomery Avenue
Suite 1000N
Bethesda, MD 20814

Registrant's telephone number, including area code:	301-951-4800

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2007

CALVERT FIRST GOVERNMENT MONEY MARKET FUND

There is no proxy voting activity for the Fund because the Fund did not hold any voting securities during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	First Variable Rate Fund
By (Signature and Title):	/s/ Barbara J. Krumsiek, President -- Principal Executive Officer
Date:	August 28, 2007